SCHEDULE OF NON-CONTROLLING PARTNERSHIP ENTITIES TOTAL ASSETS AND TOTAL LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 48,173,742	$ 1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Lease and other receivables, net	3,384,827		3,557,988
Other current assets	3,276,935		2,791,593
Prepaid construction	298,223		1,123,590
NON-CURRENT ASSETS:
Investment properties	525,862,522		514,172,281	$ 490,403,620	449,036,633
Property and equipment, net	329,868		354,437
Restricted cash equivalent	2,739,916		681,110
Other non-current assets	5,483,834		5,218,787
TOTAL ASSETS	604,189,764		590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,544,627		13,127,502
Other current liabilities	790,547		959,539
NON-CURRENT LIABILITIES:
Long—term debt	263,590,781		253,151,137
Security deposits	2,500,277		1,790,554
Other non-current liabilities	4,137,761		2,936,555
TOTAL LIABILITIES	334,976,588		329,882,393
EQUITY:
Equity attributable to owners of the Group	224,597,361		222,326,402
Non—controlling interests	$ 44,615,815		38,616,515
Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			35,242,363		14,988,112	$ 17,360,353	$ 15,458,803
Lease and other receivables, net			3,557,988		2,516,525
Other current assets			3,443,518		1,708,313
Prepaid construction			1,123,590		2,317,383
NON-CURRENT ASSETS:
Investment properties			514,172,281		449,036,633	$ 428,275,741	$ 364,307,039
Property and equipment, net			354,437		427,719
Deferred tax asset			4,328,781		2,457,402
Restricted cash equivalent			681,110		3,252,897
Other non-current assets			5,218,787		4,559,330
TOTAL ASSETS			590,825,310		497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses			13,127,502		8,591,922
Deposits for the sale of assets					2,400,000
Due to affiliates
Other current liabilities			959,539		54,983
NON-CURRENT LIABILITIES:
Long—term debt			253,151,137		98,383,315
Security deposits			1,790,554		1,706,959
Other non-current liabilities			2,936,555		590,740
Deferred tax liability			40,434,260		39,434,005
TOTAL LIABILITIES			329,882,393		263,552,399
EQUITY:
Equity attributable to owners of the Group			222,326,402		200,814,005
Non—controlling interests			38,616,515		33,252,465
Latam parque logistico coyol II [member] | Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			1,301,121		896,623
Lease and other receivables, net			34,021		15,587
Other current assets			37,932		17,695
Prepaid construction
NON-CURRENT ASSETS:
Investment properties			29,708,000		30,613,000
Asset held for sale
Property and equipment, net
Deferred tax asset
Restricted cash equivalent			480,000		339,900
Other non-current assets
TOTAL ASSETS			31,561,074		31,882,805
CURRENT LIABILITIES:
Accounts payable and accrued expenses			229,988		315,637
Deposits for the sale of assets
Due to affiliates
Other current liabilities
NON-CURRENT LIABILITIES:
Long—term debt			18,285,023		9,780,656
Security deposits			195,000		195,000
Other non-current liabilities
Deferred tax liability			3,214,523		3,821,316
TOTAL LIABILITIES			21,924,534		14,112,609
EQUITY:
Equity attributable to owners of the Group			4,818,286		8,885,098
Non—controlling interests			4,818,254		8,885,098
Latam parque logistico san jose verbena [member] | Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			1,666,657		484,230
Lease and other receivables, net			7,326,802		6,406,948
Other current assets			843,894		16,126
Prepaid construction					1,020,664
NON-CURRENT ASSETS:
Investment properties			80,878,055		63,278,220
Asset held for sale					2,996,471
Property and equipment, net			25,613		3,795
Deferred tax asset
Restricted cash equivalent
Other non-current assets					587,064
TOTAL ASSETS			90,741,021		74,793,518
CURRENT LIABILITIES:
Accounts payable and accrued expenses			3,027,672		1,874,696
Deposits for the sale of assets					2,400,000
Due to affiliates			15,269
Other current liabilities
NON-CURRENT LIABILITIES:
Long—term debt			44,926,842		34,947,249
Security deposits			336,145		196,755
Other non-current liabilities
Deferred tax liability			5,863,957		4,511,336
TOTAL LIABILITIES			54,169,885		43,930,036
EQUITY:
Equity attributable to owners of the Group			8,600,132		7,295,863
Non—controlling interests			27,971,004		23,567,619
Parque logistico callao [member] | Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			25,267		1,084,155
Lease and other receivables, net			2,023,086		87,168
Other current assets			274,592
Prepaid construction					86,693
NON-CURRENT ASSETS:
Investment properties			12,879,976		386,525
Asset held for sale
Property and equipment, net			4,108
Deferred tax asset			688,485		34,639
Restricted cash equivalent
Other non-current assets
TOTAL ASSETS			15,895,514		1,679,180
CURRENT LIABILITIES:
Accounts payable and accrued expenses			3,148,102		28,290
Deposits for the sale of assets
Due to affiliates
Other current liabilities			325,811
NON-CURRENT LIABILITIES:
Long—term debt
Security deposits			51,394		51,394
Other non-current liabilities			2,800,943
Deferred tax liability
TOTAL LIABILITIES			6,326,250		79,684
EQUITY:
Equity attributable to owners of the Group			3,742,007		799,748
Non—controlling interests			$ 5,827,257		$ 799,748